Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt [Abstract]
Schedule of Long-Term Debt
	As of December 31,	As of December 31,
	2024	2023
Building financing	1,576	—
Equipment financing	—	4,022
Total long-term debt	1,576	4,022
Less current portion of long-term debt	(146)	(4,022)
Non-current portion of long-term debt	1,430	—

Schedule of Movement in Long-Term Debt

Movement in long-term debt is as follows:

	As of December 31,	As of December 31
	2024	2023
Balance as of January 1,	4,022	47,147
Issuance of long-term debt	1,695	—
Payments	(4,435)	(33,233)
Gain on extinguishment of long-term debt	—	(12,580)
Interest on long-term debt	294	2,688
Balance as of period end	1,576	4,022